Commitments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 120,557	$ 130,308	$ 129,250
Royalty expense	$ 19,868	$ 14,090	$ 18,512